Long-term debt - Term Loan Information (Details) $ in Thousands, $ in Thousands	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Term loan	$ 137,074		$ 139,447
Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	146,649	$ 113,800	151,600	$ 113,800
Original issue discount	3,142		4,120
Deferred financing fees	1,224		1,209
Embedded derivative	684		870
Revaluation for interest rate modification	4,525	$ 3,511	5,935
Term loan	$ 137,074		$ 139,447